1
The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 96 .2%
Aerospace and Defense — 1 .8%
1,600 L3Harris Technologies Inc. ....................... $ 380,592
100,000 Rolls-Royce Holdings plc † ........................ 704,840
1,085,432
Automotive — 4 .1%
18,500 Daimler Truck Holding AG ......................... 692,552
50,000 Iveco Group NV ........................................ 501,919
35,000 Traton SE ................................................. 1,145,431
1,000 Volkswagen AG ........................................ 111,649
2,451,551
Automotive: Parts and Accessories — 0 .9%
20,000 Dana Inc. ................................................. 211,200
2,000 Genuine Parts Co. ..................................... 279,360
800 Linamar Corp. .......................................... 37,325
527,885
Broadcasting — 2 .1%
1,500 Cogeco Inc. .............................................. 66,346
33,000 Paramount Global , Cl. A ............................ 721,380
32,000 Sinclair Inc. .............................................. 489,600
1,277,326
Building and Construction — 3 .9%
500 Arcosa Inc. ............................................... 47,380
500 Chofu Seisakusho Co. Ltd. ........................ 6,843
8,700 Herc Holdings Inc. .................................... 1,387,041
6,000 Johnson Controls International plc ............ 465,660
2,000 Lennar Corp. , Cl. B ................................... 345,880
300 Sika AG .................................................... 99,285
2,352,089
Business Services — 1 .4%
23,000 JCDecaux SE † .......................................... 514,609
13,000 Matthews International Corp. , Cl. A ........... 301,600
816,209
Cable and Satellite — 1 .7%
5,105 EchoStar Corp. , Cl. A † .............................. 126,706
16,000 Liberty Latin America Ltd. , Cl. A † .............. 153,280
595 Liberty Latin America Ltd. , Cl. C † .............. 5,647
19,000 Rogers Communications Inc. , Cl. B ........... 763,990
1,049,623
Computer Software and Services — 1 .0%
28,000 Hewlett Packard Enterprise Co. ................. 572,880
Consumer Products — 4 .9%
12,000 Energizer Holdings Inc. ............................. 381,120
20,000 Essity AB , Cl. A ......................................... 625,255
2,000 L'Oreal SA ................................................ 895,084
6,500 Salvatore Ferragamo SpA ......................... 50,142
10,000 Scandinavian Tobacco Group A/S .............. 153,512
6,800 Spectrum Brands Holdings Inc. ................ 646,952
Shares
Market
Value
6,200 Unicharm Corp. ........................................ $ 223,584
2,975,649
Consumer Services — 1 .5%
11,200 Ashtead Group plc .................................... 866,386
200 Boyd Group Services Inc. ......................... 30,310
896,696
Diversified Industrial — 7 .6%
600 Aker ASA , Cl. A ......................................... 31,157
11,300 Ampco-Pittsburgh Corp. † ......................... 22,600
34,000 Bollore SE ................................................ 226,515
12,000 Bouygues SA ............................................ 401,535
1,200 Crane Co. ................................................. 189,936
7,000 Enpro Inc. ................................................ 1,135,260
7,000 Hyster-Yale Inc. ........................................ 446,390
11,500 Jardine Matheson Holdings Ltd. ................ 449,190
15,000 Myers Industries Inc. ................................ 207,300
11,000 Nilfisk Holding A/S † ................................. 240,154
2,600 Park-Ohio Holdings Corp. ......................... 79,820
3,000 Sulzer AG ................................................. 490,577
3,600 Svenska Cellulosa AB SCA , Cl. A ............... 52,250
6,000 Textron Inc. .............................................. 531,480
3,000 Trinity Industries Inc. ................................ 104,520
4,608,684
Electronics — 7 .0%
102,500 Sony Group Corp. ..................................... 1,980,823
23,500 Sony Group Corp. , ADR ............................ 2,269,395
4,250,218
Energy and Utilities — 7 .0%
4,000 BP plc , ADR ............................................. 125,560
7,500 Cameco Corp. .......................................... 358,200
600 Cheniere Energy Inc. ................................ 107,904
2,000 Innovex International Inc. † ....................... 29,360
11,500 Landis+Gyr Group AG ............................... 1,067,998
11,500 National Fuel Gas Co. ................................ 697,015
16,041 National Grid plc ....................................... 220,894
9,700 National Grid plc , ADR .............................. 675,799
17,000 Severn Trent plc ....................................... 600,477
10,500 Shell plc ................................................... 340,421
4,223,628
Entertainment — 3 .7%
25,000 Corus Entertainment Inc. , Cl. B † ............... 3,143
100,000 Grupo Televisa SAB , ADR ......................... 256,000
13,000 International Game Technology plc ............ 276,900
115,000 ITV plc ..................................................... 123,076
20,000 Ollamani SAB † ......................................... 37,745
42,000 Tencent Music Entertainment Group , ADR . 506,100
3,500 Ubisoft Entertainment SA † ........................ 39,350
10,000 Universal Music Group NV ........................ 261,590
50,000 Vivendi SE ................................................ 577,725

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
20,000 Warner Bros Discovery Inc. † .................... $ 165,000
2,246,629
Equipment and Supplies — 2 .6%
200 AMETEK Inc. ............................................ 34,342
5,000 Ardagh Metal Packaging SA ...................... 18,850
3,000 Graco Inc. ................................................ 262,530
40,000 Instalco AB .............................................. 164,634
15,000 Mueller Industries Inc. .............................. 1,111,500
1,591,856
Financial Services — 12 .2%
1,000 American Express Co. ............................... 271,200
1,800 American International Group Inc. ............. 131,814
3,000 Bank of America Corp. .............................. 119,040
3 Berkshire Hathaway Inc. , Cl. A † ................ 2,073,540
10,000 Citigroup Inc. ........................................... 626,000
3,200 Comerica Inc. ........................................... 191,712
8,000 Deutsche Bank AG .................................... 138,480
5,500 EXOR NV ................................................. 588,662
27,000 FinecoBank Banca Fineco SpA ................... 462,096
100,000 GAM Holding AG † .................................... 22,969
1,000 Julius Baer Group Ltd. .............................. 60,141
10,000 Kinnevik AB , Cl. A ..................................... 81,618
4,200 Morgan Stanley ........................................ 437,808
40,000 Resona Holdings Inc. ............................... 277,641
4,000 State Street Corp. ..................................... 353,880
1,000 T. Rowe Price Group Inc. .......................... 108,930
10,000 The Bank of New York Mellon Corp. .......... 718,600
1,500 The PNC Financial Services Group Inc. ...... 277,275
7,000 UBS Group AG ......................................... 216,370
4,000 Wells Fargo & Co. .................................... 225,960
7,383,736
Food and Beverage — 13 .9%
12,000 Campbell Soup Co. ................................... 587,040
5,000 Danone SA ............................................... 363,666
40,000 Davide Campari-Milano NV ....................... 338,398
6,000 Diageo plc , ADR ....................................... 842,040
6,400 Fomento Economico Mexicano SAB de CV ,
ADR ..................................................... 631,744
1,700 General Mills Inc. ..................................... 125,545
2,000 Heineken NV ............................................ 177,302
2,000 Kellanova ................................................. 161,420
4,000 Kerry Group plc , Cl. A ............................... 394,055
53,000 Kikkoman Corp. ........................................ 600,341
10,000 Maple Leaf Foods Inc. .............................. 163,777
3,000 McCormick & Co. Inc. .............................. 247,620
3,000 McCormick & Co. Inc., Non-Voting ........... 246,900
3,600 Molson Coors Beverage Co. , Cl. B ............. 207,072
14,000 Nestlé SA ................................................. 1,405,376
3,500 Pernod Ricard SA ..................................... 528,301
Shares
Market
Value
12,100 Remy Cointreau SA .................................. $ 940,818
5,400 The Kraft Heinz Co. ................................... 189,594
625 WK Kellogg Co. ........................................ 10,694
10,000 Yakult Honsha Co. Ltd. ............................. 230,927
8,392,630
Health Care — 2 .3%
20,000 Achaogen Inc. † (a) .................................... 0
4,000 Bristol-Myers Squibb Co. .......................... 206,960
2,200 Cutera Inc. † ............................................. 1,735
800 GSK plc , ADR ........................................... 32,704
9,000 Haleon plc , ADR ....................................... 95,220
700 ICU Medical Inc. † ..................................... 127,554
4,666 Idorsia Ltd. † ............................................ 8,226
1,400 Johnson & Johnson ................................. 226,884
4,000 Perrigo Co. plc ......................................... 104,920
9,500 Pfizer Inc. ................................................ 274,930
5,000 Roche Holding AG , ADR ........................... 199,750
10,000 Viatris Inc. ............................................... 116,100
1,394,983
Hotels and Gaming — 1 .5%
6,500 Caesars Entertainment Inc. † ..................... 271,310
190,000 Mandarin Oriental International Ltd. .......... 323,000
200,000 The Hongkong & Shanghai Hotels Ltd. ...... 147,417
1,400 Wynn Resorts Ltd. ................................... 134,232
875,959
Machinery — 3 .6%
140,000 CNH Industrial NV, New York .................... 1,554,000
2,666 NKT A/S † ................................................. 251,808
1,500 Tennant Co. .............................................. 144,060
20,024 Twin Disc Inc. ........................................... 250,100
2,199,968
Publishing — 0 .1%
14,000 The E.W. Scripps Co. , Cl. A † ..................... 31,430
Retail — 1 .1%
4,000 Nathan's Famous Inc. ............................... 323,600
31,500 Walgreens Boots Alliance Inc. ................... 282,240
1,700 Zalando SE † ............................................. 56,052
661,892
Specialty Chemicals — 1 .5%
6,000 Arcadium Lithium plc † ............................. 17,100
700 Ashland Inc. ............................................. 60,879
1,700 Darling Ingredients Inc. † .......................... 63,172
3,600 International Flavors & Fragrances Inc. ..... 377,748
5,000 Novonesis (Novozymes) B ........................ 360,036
200 The Chemours Co. .................................... 4,064
882,999
Telecommunications — 5 .1%
1,300 Cogeco Communications Inc. ................... 68,727
11,000 Deutsche Telekom AG ............................... 323,136

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
20,000 Deutsche Telekom AG , ADR ...................... $ 588,600
280,000 HKBN Ltd. ................................................ 111,656
75,000 Koninklijke KPN NV .................................. 306,311
18,000 Liberty Global Ltd. , Cl. A † ......................... 379,980
10,000 Liberty Global Ltd. , Cl. C † ......................... 216,100
4,500 Orange Belgium SA † ................................ 74,236
60,000 Pharol SGPS SA † ..................................... 2,952
2,500 Prosus NV ................................................ 109,256
14,000 Proximus SA ............................................ 109,089
100,000 Telefonica Deutschland Holding AG ........... 238,771
13,000 VEON Ltd. , ADR † ..................................... 395,460
3,000 Verizon Communications Inc. ................... 134,730
3,059,004
Wireless Telecommunications — 3 .7%
20,000 Millicom International Cellular SA , SDR † ... 543,135
5,200 T-Mobile US Inc. ...................................... 1,073,072
64,200 Vodafone Group plc , ADR ......................... 643,284
2,259,491
TOTAL COMMON STOCKS ........................ 58,068,447
WARRANTS — 0.0%
Diversified Industrial — 0.0%
8,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 820
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 3 .8%
$ 2,290,000 U.S. Treasury Bills,
4.808 % to 5.270% †† ,
10/10/24 to 12/19/24 ............................ 2,277,398
TOTAL INVESTMENTS — 100.0%
(Cost $ 41,345,626 ) ............................... $ 60,346,665
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 42 .5% $ 25,629,896
Europe .............................. 41 .7 25,172,545
Japan ............................... 9 .3 5,589,554
Asia/Pacific ......................... 2 .5 1,537,364
Canada .............................. 2 .5 1,491,817
Latin America ....................... 1 .5 925,489
100.0% $ 60,346,665